FIDELITY GINNIE MAE FUND
FIDELITY GOVERNMENT
INCOME FUND
FIDELITY INTERMEDIATE
GOVERNMENT INCOME FUND

ANNUAL REPORT
JULY 31, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE              3   NED JOHNSON ON INVESTING
                                     STRATEGIES

FIDELITY GINNIE MAE FUND

                                 4   PERFORMANCE

                                 7   FUND TALK: THE MANAGER'S
                                     OVERVIEW

                                 10  INVESTMENT CHANGES

                                 11  INVESTMENTS

                                 13  FINANCIAL STATEMENTS

FIDELITY GOVERNMENT INCOME FUND

                                 17  PERFORMANCE

                                 21  FUND TALK: THE MANAGER'S
                                     OVERVIEW

                                 24  INVESTMENT CHANGES

                                 25  INVESTMENTS

                                 30  FINANCIAL STATEMENTS

FIDELITY INTERMEDIATE
GOVERNMENT INCOME FUND

                                 34  PERFORMANCE

                                 37  FUND TALK: THE MANAGER'S
                                     OVERVIEW

                                 40  INVESTMENT CHANGES

                                 41  INVESTMENTS

                                 48  FINANCIAL STATEMENTS

NOTES                            52  NOTES TO THE FINANCIAL
                                     STATEMENTS

REPORT OF INDEPENDENT            57  THE AUDITORS' OPINION.
ACCOUNTANTS

OF SPECIAL NOTE                  58

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK. FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

In July, the steadily growing U.S. economy again sparked fears of inflation and posed the threat of another Federal Reserve Board interest-rate hike at its August policy meeting. Despite rising profits and continued productivity gains at many U.S. corporations, stock and bond markets sold off sharply toward the month's end. Renewed jitters about inflation were sparked by a government report that showed a larger-than-expected increase in the employment-cost index.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

FIDELITY GINNIE MAE FUND

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JULY 31, 1999      PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY GINNIE MAE FUND         2.08%        39.71%        101.77%

LB GNMA                          2.80%        43.90%        116.53%

GNMA Funds Average               1.57%        37.36%        100.62%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers GNMA Index - a market value-weighted index of fixed-rate securities that represent interests in pools of mortgage loans with original terms of 15 and 30 years and are issued by the Government National Mortgage Association (GNMA). To measure how the fund's performance stacked up against its peers, you can compare it to the GNMA funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 54 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JULY 31, 1999    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY GINNIE MAE FUND       2.08%        6.92%         7.27%

LB GNMA                        2.80%        7.55%         8.03%

GNMA Funds Average             1.57%        6.55%         7.20%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS             Ginnie Mae                  LB GNMA
             00015                       LB020
  1989/07/31      10000.00                    10000.00
  1989/08/31       9905.75                     9875.86
  1989/09/30       9929.22                     9938.31
  1989/10/31      10141.29                    10168.06
  1989/11/30      10238.91                    10284.34
  1989/12/31      10309.54                    10353.90
  1990/01/31      10196.58                    10266.82
  1990/02/28      10255.81                    10323.69
  1990/03/31      10275.90                    10350.60
  1990/04/30      10160.38                    10258.95
  1990/05/31      10484.84                    10580.35
  1990/06/30      10632.19                    10743.34
  1990/07/31      10801.25                    10941.86
  1990/08/31      10773.57                    10794.36
  1990/09/30      10840.36                    10877.38
  1990/10/31      10960.24                    11011.68
  1990/11/30      11206.75                    11261.74
  1990/12/31      11392.08                    11448.84
  1991/01/31      11535.50                    11619.95
  1991/02/28      11582.06                    11716.43
  1991/03/31      11662.78                    11800.96
  1991/04/30      11749.17                    11911.65
  1991/05/31      11838.36                    12008.89
  1991/06/30      11852.64                    12031.73
  1991/07/31      12028.37                    12237.37
  1991/08/31      12242.86                    12464.84
  1991/09/30      12423.39                    12684.44
  1991/10/31      12592.46                    12893.88
  1991/11/30      12660.01                    12983.24
  1991/12/31      12937.65                    13285.86
  1992/01/31      12830.34                    13121.35
  1992/02/29      12967.47                    13258.70
  1992/03/31      12891.14                    13183.30
  1992/04/30      13001.36                    13304.39
  1992/05/31      13217.05                    13538.72
  1992/06/30      13364.99                    13704.24
  1992/07/31      13429.85                    13824.32
  1992/08/31      13578.36                    14009.14
  1992/09/30      13675.98                    14133.79
  1992/10/31      13565.43                    14027.93
  1992/11/30      13634.95                    14091.90
  1992/12/31      13804.42                    14270.37
  1993/01/31      13986.63                    14449.86
  1993/02/28      14110.93                    14596.60
  1993/03/31      14188.18                    14676.57
  1993/04/30      14236.75                    14730.13
  1993/05/31      14318.40                    14831.18
  1993/06/30      14458.71                    14951.76
  1993/07/31      14534.66                    15014.72
  1993/08/31      14570.81                    15052.04
  1993/09/30      14571.64                    15064.99
  1993/10/31      14621.46                    15090.89
  1993/11/30      14537.05                    15069.31
  1993/12/31      14648.19                    15209.19
  1994/01/31      14813.04                    15328.76
  1994/02/28      14673.60                    15252.60
  1994/03/31      14305.12                    14840.82
  1994/04/30      14190.71                    14739.27
  1994/05/31      14203.37                    14781.42
  1994/06/30      14155.34                    14759.84
  1994/07/31      14442.64                    15047.73
  1994/08/31      14478.62                    15093.93
  1994/09/30      14277.14                    14881.44
  1994/10/31      14258.81                    14857.83
  1994/11/30      14212.86                    14815.94
  1994/12/31      14355.77                    14980.45
  1995/01/31      14658.78                    15290.68
  1995/02/28      15035.82                    15693.58
  1995/03/31      15110.22                    15770.50
  1995/04/30      15314.98                    16004.06
  1995/05/31      15785.73                    16492.76
  1995/06/30      15877.06                    16604.98
  1995/07/31      15923.80                    16640.01
  1995/08/31      16072.38                    16811.12
  1995/09/30      16231.12                    16975.63
  1995/10/31      16363.01                    17114.75
  1995/11/30      16543.54                    17312.52
  1995/12/31      16739.51                    17534.91
  1996/01/31      16844.03                    17657.02
  1996/02/29      16717.45                    17525.01
  1996/03/31      16682.51                    17480.32
  1996/04/30      16629.21                    17434.63
  1996/05/31      16561.08                    17375.98
  1996/06/30      16746.34                    17604.21
  1996/07/31      16807.29                    17670.47
  1996/08/31      16818.59                    17678.09
  1996/09/30      17071.06                    17974.11
  1996/10/31      17407.56                    18337.65
  1996/11/30      17649.77                    18604.47
  1996/12/31      17552.68                    18504.95
  1997/01/31      17667.62                    18647.12
  1997/02/28      17715.43                    18714.39
  1997/03/31      17533.25                    18529.83
  1997/04/30      17800.20                    18833.71
  1997/05/31      17966.97                    19026.91
  1997/06/30      18185.00                    19252.35
  1997/07/31      18506.04                    19601.68
  1997/08/31      18471.18                    19559.79
  1997/09/30      18692.16                    19819.75
  1997/10/31      18879.44                    20026.40
  1997/11/30      18909.92                    20087.84
  1997/12/31      19080.00                    20269.10
  1998/01/31      19252.22                    20464.84
  1998/02/28      19283.41                    20510.54
  1998/03/31      19354.41                    20597.36
  1998/04/30      19476.72                    20716.93
  1998/05/31      19617.10                    20858.34
  1998/06/30      19664.86                    20946.18
  1998/07/31      19766.73                    21063.98
  1998/08/31      19921.96                    21230.26
  1998/09/30      20168.16                    21481.34
  1998/10/31      20121.21                    21462.81
  1998/11/30      20220.16                    21584.16
  1998/12/31      20298.44                    21672.76
  1999/01/31      20412.76                    21826.86
  1999/02/28      20341.55                    21757.55
  1999/03/31      20459.09                    21889.28
  1999/04/30      20538.07                    21994.32
  1999/05/31      20408.43                    21883.47
  1999/06/30      20265.12                    21796.16
  1999/07/30      20177.24                    21653.47
IMATRL PRASUN   SHR__CHT 19990731 19990811 141417 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Ginnie Mae Fund on July 31, 1989. As the chart shows, by July 31, 1999, the value of the investment would have grown to $20,177 - a 101.77% increase on the initial investment. For comparison, look at how the Lehman Brothers GNMA Index did over the same period. With dividends and capital gains, if any, reinvested the same $10,000 investment would have grown to $21,653 - a 116.53% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will
do tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  YEARS ENDED JULY 31,

                  1999                  1998   1997    1996    1995

Dividend returns  5.85%                 6.63%  7.07%   6.58%   7.35%

Capital returns   -3.77%                0.18%   3.04%  -1.03%   2.91%

Total returns     2.08%                 6.81%  10.11%  5.55%   10.26%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED JULY 31, 1999    PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share            5.42(cents)   31.72(cents)   63.88(cents)

Annualized dividend rate       6.05%         5.97%          5.91%

30-day annualized yield        6.30%         -              -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.55 over the past one month, $10.72 over the past six months and $10.81 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain fund expenses, the yield would have been 6.28%.

FIDELITY GINNIE MAE FUND

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
The taxable-bond market had little
to show for its efforts during the
12-month period that ended July 31,
1999. The Lehman Brothers
Aggregate Bond Index - a
popular measure of taxable-bond
performance - returned 2.49% for
this period. The massive
flight-to-safety that resulted from the
credit crisis of the late summer and
early fall sent Treasuries soaring
and spread sectors - corporates,
mortgages and the like -
plummeting, resulting in a historic
widening in yield spreads. The
Federal Reserve Board's three
interest-rate cuts later in the fall
helped bond and equity markets
alike get back on their feet, and
sparked a sustained rally in spread
sectors in the first quarter of 1999,
as investors favored higher-yielding
alternatives to Treasuries. Strong
debt issuance and investors' fears
of an interest-rate hike, though,
halted the rally in spread sectors
during the last three months of the
period. The bond market shrugged
off the widely anticipated
quarter-point rate hike on June 30
and applauded the emergence of a
neutral Fed policy. In July, yield
spreads widened again as investors
ignored signs of moderating
economic growth and surrendered
to concerns over higher labor costs
and fears of further Fed tightening.
The Lehman Brothers Treasury Index
returned 2.70%, while the Lehman
Brothers Corporate Bond Index and
the Lehman Brothers
Mortgage-Backed Securities Index
had returns of 1.42% and 2.78%,
respectively, during the 12-month
period.

(photograph of Tom Silvia)

An interview with Tom Silvia, Portfolio Manager of Fidelity Ginnie Mae
Fund

Q. HOW DID THE FUND PERFORM, TOM?

A. For the 12-month period that ended July 31, 1999, the fund provided a total return of 2.08%. To get a sense of how the fund did relative to its competitors, the GNMA funds average returned 1.57% for the same 12-month period, according to Lipper Inc. Additionally, the Lehman Brothers GNMA Index - which tracks the types of securities in which the fund invests - returned 2.80% for the same period.

Q. WHAT WERE THE KEYS TO THE FUND'S PERFORMANCE?

A. The GNMA market's and the fund's returns were muted by a number of unfavorable developments. Looking back to the beginning of the period in August of 1998, investors had become increasingly concerned about global economic and market stability. In response, investors flocked to Treasury securities and shunned most other fixed-income investments
- including Ginnie Mae securities - in the process. Investors also were concerned about the rapid increase in mortgage prepayments that occurred as interest rates fell and large numbers of homeowners refinanced. Market participants generally dislike prepayment because it forces them to forfeit higher-yielding securities and leaves them to reinvest the proceeds at lower rates. Although rising interest rates in the final months of the period put pressure on all fixed-income securities, they actually held a silver lining because Ginnie Mae prepayment activity slowed dramatically.

Q. WHY DID THE FUND OUTPACE ITS PEERS?

A. The main reason why the fund outpaced its peers was that its duration - a measure of its interest-rate sensitivity - was shorter than its average peer. Throughout the year, I kept the fund's duration in line with the Ginnie Mae market as a whole - as measured by the Lehman Brothers GNMA Index - which was shorter than the average of the fund's peers. The shorter a fund's duration, the less its share price will fall as interest rates rise. Having a shorter duration meant the fund lagged its peers during periods when interest rates were on the decline from August through October 1998. But the fund's shorter duration benefited it when interest rates rose more recently.

Q. THAT SAID, THE FUND'S DURATION MORE THAN DOUBLED DURING THE PAST SIX MONTHS. WHAT EXPLAINS THAT?

A. The duration of a GNMA security is connected to prepayment activity. As interest rates decline, accelerated prepayment activity shortens the expected life of a GNMA security, and ultimately shortens its duration. When interest rates are on the rise and home-loan refinancings slow, prepayment activity diminishes, and the expected life and duration of a GNMA security lengthens. Because prepayments declined dramatically in the final months of the period, the fund's duration extended to 5.0 years at the end of July, up from 2.2 years just six months earlier.

Q. WHAT CHANGES DID YOU MAKE DURING THE YEAR?

A. I began the period emphasizing "seasoned" securities, those that contained mortgages that originated five to 10 years ago and carried coupons of above 8%. Seasoned securities didn't prove as resilient to prepayments as I had anticipated, which was disappointing. Although I continued to maintain much of the fund's stake in those high-yielding, seasoned securities, I recently added newly issued mortgage securities with coupons of 7% and 7.5% at a time when I felt their prices were extremely attractive. Even though they generally are more sensitive than seasoned securities to being prepaid, interest rates likely would have to decline 150 to 200 basis points (1.5 to 2 percentage points) from current levels before prepayments of these securities accelerate. In my view, the attractive yields they offered at the time I bought them more than compensated for their prepayment risk.

Q. WHAT'S YOUR OUTLOOK, TOM?

A. I believe that Ginnie Mae securities are poised to perform better than their Treasury counterparts over the long term. Toward the end of the period, prepayments had decreased dramatically in response to mortgage rates that topped 8%. If prepayment activity continues to be low, I expect the unusually large difference in yield between Treasury securities and Ginnie Mae securities to narrow. Narrowing yield spreads would likely result in better price performance for Ginnie Maes versus Treasuries. Even if the spread remains constant at a wide level, the yield advantage Ginnie Maes offer likely will help them to perform better than Treasuries.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: to provide high current
income by investing mainly in
mortgage securities issued by
the Government National
Mortgage Association (Ginnie
Mae)

FUND NUMBER: 015

TRADING SYMBOL: FGMNX

START DATE: November 8,
1985

SIZE: as of July 31, 1999,
more than $1.8 billion

MANAGER: Tom Silvia, since
1998; manager, various Fidelity
and Spartan government funds;
joined Fidelity in 1993

TOM SILVIA ON MORTGAGE
PREPAYMENT ACTIVITY:

"Falling interest rates weighed
heavily on Ginnie Mae securities
during the past year because as
rates declined, the rate of
prepayment of mortgages
accelerated. But an analysis of
more current data shows
definitive signs that prepayment
activity has slowed.

"The MBA Refinancing Index -
one of the most widely watched
barometers of prepayment activity
- rose to a record high of 4400 in
October 1998, 44 times the base
reading of 100 in 1990. During the
past year, the largest one-month
volume of mortgages issued
peaked at $85 billion.

"But rising interest rates in 1999
dramatically curtailed prepayment
activity. At the end of July, the
MBA refinancing activity dropped
to 458, a level almost 10 times off
its previous year's peak. In that
same month, the one-month
volume of newly created
mortgages dropped to $46 billion.
Because mortgage rates hovered
around 8% at the end of the
period, one-month volume is
forecast to go as low as $20 to $25
billion by year end."

FIDELITY GINNIE MAE FUND

INVESTMENT CHANGES



COUPON DISTRIBUTION AS OF
JULY 31, 1999

                           % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  6
                                                    MONTHS AGO

 6 - 6.99%                  20.3                     18.5

 7 - 7.99%                  57.8                     51.0

 8 - 8.99%                  12.8                     16.8

 9 - 9.99%                  4.6                      7.0

10% and over                2.3                      2.6

COUPON DISTRIBUTION SHOWS THE RANGE OF STATED INTEREST RATES ON THE FUND'S INVESTMENTS, EXCLUDING SHORT-TERM INVESTMENTS.

AVERAGE YEARS TO MATURITY AS
OF JULY 31, 1999

                                     6 MONTHS AGO

Years                          8.2   5.2

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME REMAINING UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS,
WEIGHTED BY DOLLAR AMOUNT.

DURATION AS OF JULY 31, 1999

                                     6 MONTHS AGO

Years                          5.0   2.2

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF JULY 31, 1999                                           AS OF JANUARY 31, 1999

Mortgage  Securities*            97.8%                        Mortgage  Securities**              95.9%

Short-Term  Investments           2.2%                        Short-Term  Investments              4.1%

* GNMA SECURITIES                96.5%                        ** GNMA SECURITIES                  94.3%

Row: 1, Col: 1, Value: 97.8                                   Row: 1, Col: 1, Value: 95.90000000000001
Row: 1, Col: 2, Value: 0.0                                    Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0                                    Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0                                    Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0                                    Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0                                    Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                    Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 2.2                                    Row: 1, Col: 8, Value: 4.1





FIDELITY GINNIE MAE FUND

INVESTMENTS JULY 31, 1999

Showing Percentage of Total Value of Investment in Securities



U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 97.8%

                                  PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

FANNIE MAE - 0.1%

9% 10/1/11                        $ 126                                $ 130

10.25% 10/1/18                     295                                  319

11.5% 5/1/14 to 9/1/15             222                                  247

12.5% 11/1/13 to 7/1/16            719                                  809

13.25% 9/1/11                      277                                  317

14% 11/1/12                        8                                    10

                                                                        1,832

FREDDIE MAC - 1.2%

8.5% 2/1/04 to 2/1/19              603                                  623

9% 7/1/08 to 7/1/21                4,301                                4,487

9.75% 12/1/08 to 4/1/13            179                                  190

10% 10/1/04 to 11/1/20             6,556                                7,005

10.25% 2/1/09 to 11/1/16           2,592                                2,752

10.5% 5/1/10 to 12/1/20            4,320                                4,655

11.25% 2/1/10                      200                                  216

11.75% 11/1/11                     96                                   104

12% 5/1/10 to 2/1/17               464                                  515

12.5% 11/1/12 to 5/1/15            992                                  1,110

13% 11/1/12 to 11/1/14             139                                  158

13.5% 1/1/13 to 12/1/14            45                                   52

                                                                        21,867

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 96.5%

6% 10/15/23 to 1/15/29             50,933                               46,938

6.5% 9/15/23 to 8/15/29            350,435                              332,803

7% 3/15/22 to 8/15/29              824,561                              804,297

7.5% 6/15/02 to 8/15/29            276,102                              276,425

8% 7/15/01 to 12/15/27             183,325                              187,332

8.5% 2/15/05 to 2/15/23            49,734                               52,059

9% 5/15/08 to 12/15/24             33,028                               35,038

9.5% 4/15/01 to 1/15/23            43,923                               46,953

10% 10/15/00 to 2/15/25            6,931                                7,562

10.5% 9/15/00 to 9/15/19           5,212                                5,725

11% 1/15/10 to 7/15/20             4,379                                4,868

11.5% 3/15/10 to 9/15/18           4,064                                4,544

12% 1/15/00 to 11/15/15            706                                  797

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES -
CONTINUED

                                  PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - CONTINUED

13% 2/15/11 to 5/15/15            $ 673                                $ 776

13.5% 5/15/10 to 1/15/15           316                                  364

                                                                        1,806,481

TOTAL U.S. GOVERNMENT AGENCY                                            1,830,180
- MORTGAGE SECURITIES
(Cost $1,884,745)


CASH EQUIVALENTS - 2.2%

                             MATURITY AMOUNT (000S)

Investments in repurchase    $ 40,574                              40,557
agreements (U.S. Government
obligations), in a joint
trading account at 5.12%,
dated 7/30/99 due 8/2/99
(Cost $40,557)

TOTAL INVESTMENT IN                                              $ 1,870,737
SECURITIES - 100%
(Cost $1,925,302)

OTHER INFORMATION

Purchases and sales of long-term U.S. government and government agency obligations aggregated $1,285,181,000 and $904,556,000, respectively.

INCOME TAX INFORMATION

At July 31, 1999, the aggregate cost of investment securities for income tax purposes was $1,932,091,000. Net unrealized depreciation aggregated $61,354,000, of which $6,110,000 related to appreciated investment securities and $67,464,000 related to depreciated investment securities.

At July 31, 1999, the fund had a capital loss carryforward of approximately $25,005,000 of which $9,123,000, $10,722,000, $4,754,000 and $406,000 will expire on July 31, 2002, 2003, 2004 and 2007, respectively. Approximately $9,858,000, of which $9,123,000 and $735,000 will expire on July 31, 2002 and 2003, respectively, was acquired in the merger and is available to offset future capital gains of the fund to the extent provided by regulations.

FIDELITY GINNIE MAE FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)                       JULY 31, 1999

ASSETS

Investment in securities, at              $ 1,870,737
value (including repurchase
agreements of $40,557) (cost
$1,925,302) -  See
accompanying schedule

Cash                                       417

Receivable for investments                 11,101
sold

Receivable for fund shares                 2,938
sold

Interest receivable                        10,955

 TOTAL ASSETS                              1,896,148

LIABILITIES

Payable for investments         $ 49,115
purchased

Payable for fund shares          2,741
redeemed

Distributions payable            1,615

Accrued management fee           625

Other payables and accrued       614
expenses

 TOTAL LIABILITIES                         54,710

NET ASSETS                                $ 1,841,438

Net Assets consist of:

Paid in capital                           $ 1,929,422

Undistributed net investment               2,216
income

Accumulated undistributed net              (35,635)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                (54,565)
(depreciation) on investments

NET ASSETS, for 176,077                   $ 1,841,438
shares outstanding

NET ASSET VALUE, offering                  $10.46
price and redemption price
per share ($1,841,438
(divided by) 176,077 shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS         YEAR
                             ENDED JULY 31, 1999

INVESTMENT INCOME                       $ 87,104
Interest

EXPENSES

Management fee                 $ 5,321

Transfer agent fees             2,387

Accounting fees and expenses    333

Non-interested trustees'        4
compensation

Custodian fees and expenses     277

Registration fees               337

Audit                           56

Legal                           17

 Total expenses before          8,732
reductions

 Expense reductions             (819)    7,913

NET INVESTMENT INCOME                    79,191

REALIZED AND UNREALIZED GAIN             (3,194)
(LOSS)
Net realized gain (loss) on
investment securities

Change in net unrealized                 (65,621)
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                          (68,815)

NET INCREASE (DECREASE) IN              $ 10,376
NET ASSETS RESULTING  FROM
OPERATIONS

OTHER INFORMATION

Expense reductions FMR                  $ 794
Reimbursement

 Custodian credits                       9

 Transfer agent credits                  16

                                        $ 819

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             YEAR ENDED JULY 31, 1999  YEAR ENDED JULY 31, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 79,191                  $ 56,820
income

 Net realized gain (loss)         (3,194)                   14,559

 Change in net unrealized         (65,621)                  (13,818)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       10,376                    57,561
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (73,154)                  (55,500)
from net investment income

Share transactions Net            875,680                   349,964
proceeds from sales of shares

 Net asset value of shares        609,769                   -
issued in exchange for the
net   assets of Spartan
Ginnie Mae Fund

 Reinvestment of distributions    62,728                    48,330

 Cost of shares redeemed          (561,191)                 (305,260)

 NET INCREASE (DECREASE) IN       986,986                   93,034
NET ASSETS RESULTING FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       924,208                   95,095
IN NET ASSETS

NET ASSETS

 Beginning of period              917,230                   822,135

 End of period (including        $ 1,841,438               $ 917,230
undistributed net investment
income of $2,216 and
distributions in excess of
net investment income of
$1,862, respectively)

OTHER INFORMATION
Shares

 Sold                             80,985                    32,197

 Issued in exchange for           56,971                    -
shares of   Spartan Ginnie
Mae Fund

 Issued in reinvestment of        5,828                     4,446
distributions

 Redeemed                         (52,070)                  (28,087)

 Net increase (decrease)          91,714                    8,556


FINANCIAL HIGHLIGHTS

YEARS ENDED JULY 31,             1999      1998      1997      1996      1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.870  $ 10.850  $ 10.530  $ 10.640  $ 10.360
period

Income from Investment            .689 B    .714 B    .720 B    .688      .721
Operations Net investment
income

Net realized and unrealized       (.460)    .004      .310      (.107)    .292
gain (loss)

Total from investment             .229      .718      1.030     .581      1.013
operations

Less Distributions

From net investment income        (.639)    (.698)    (.710)    (.691)    (.713)

In excess of net realized gain    -         -         -         -         (.020)

Total distributions               (.639)    (.698)    (.710)    (.691)    (.733)

Net asset value, end of period   $ 10.460  $ 10.870  $ 10.850  $ 10.530  $ 10.640

TOTAL RETURN A                    2.08%     6.81%     10.11%    5.55%     10.26%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,841   $ 917     $ 822     $ 790     $ 767
(in millions)

Ratio of expenses to average      .64% D    .72% D    .76%      .76%      .75%
net assets

Ratio of expenses to average      .64%      .72%      .75% C    .75% C    .75%
net assets after expense
reductions

Ratio of net investment           6.43%     6.58%     6.75%     6.69%     7.24%
income to average net assets

Portfolio turnover rate           73% E     172%      98%       107%      210%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN
THE MERGER.

FIDELITY GOVERNMENT INCOME FUND

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JULY 31, 1999      PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY GOVERNMENT INCOME       1.48%        36.07%        107.45%

LB Government Bond               2.74%        41.39%        110.40%

General U.S. Government Funds    0.87%        34.98%        94.72%
Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Government Bond Index - a market value-weighted index of U.S. Government and government agency securities (other than mortgage securities) with maturities of one year or more. To measure how the fund's performance stacked up against its peers, you can compare it to the general U.S. Government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 180 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JULY 31, 1999    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY GOVERNMENT INCOME     1.48%        6.35%         7.57%

LB Government Bond             2.74%        7.17%         7.72%

General U.S. Government Funds  0.87%        6.17%         6.87%
Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             Government Income           LB Government Bond
             00054                       LB003
  1989/07/31      10000.00                    10000.00
  1989/08/31       9861.71                     9831.71
  1989/09/30       9900.50                     9874.01
  1989/10/31      10103.51                    10129.54
  1989/11/30      10195.91                    10227.63
  1989/12/31      10248.10                    10244.90
  1990/01/31      10115.49                    10099.86
  1990/02/28      10154.79                    10120.02
  1990/03/31      10167.16                    10117.80
  1990/04/30      10131.34                    10028.56
  1990/05/31      10341.34                    10308.23
  1990/06/30      10485.06                    10471.42
  1990/07/31      10618.99                    10605.39
  1990/08/31      10563.74                    10457.70
  1990/09/30      10642.78                    10558.00
  1990/10/31      10801.65                    10730.50
  1990/11/30      11040.68                    10968.31
  1990/12/31      11225.07                    11137.93
  1991/01/31      11306.45                    11257.50
  1991/02/28      11395.47                    11321.94
  1991/03/31      11443.15                    11379.51
  1991/04/30      11549.26                    11504.40
  1991/05/31      11608.18                    11549.12
  1991/06/30      11581.09                    11532.74
  1991/07/31      11724.49                    11669.58
  1991/08/31      12025.84                    11940.17
  1991/09/30      12300.57                    12190.61
  1991/10/31      12406.06                    12297.34
  1991/11/30      12521.58                    12420.67
  1991/12/31      13016.68                    12843.83
  1992/01/31      12793.89                    12643.87
  1992/02/29      12819.81                    12693.25
  1992/03/31      12735.93                    12619.07
  1992/04/30      12815.16                    12698.57
  1992/05/31      13078.80                    12932.84
  1992/06/30      13302.05                    13118.18
  1992/07/31      13711.13                    13448.77
  1992/08/31      13829.30                    13574.10
  1992/09/30      14012.52                    13766.08
  1992/10/31      13784.88                    13567.46
  1992/11/30      13794.65                    13543.99
  1992/12/31      14054.21                    13772.06
  1993/01/31      14387.19                    14064.57
  1993/02/28      14739.85                    14346.23
  1993/03/31      14818.08                    14394.28
  1993/04/30      14964.52                    14504.99
  1993/05/31      14904.85                    14489.05
  1993/06/30      15271.87                    14810.57
  1993/07/31      15369.54                    14900.91
  1993/08/31      15797.65                    15233.50
  1993/09/30      15859.95                    15291.73
  1993/10/31      15942.28                    15349.53
  1993/11/30      15716.12                    15181.24
  1993/12/31      15785.91                    15239.92
  1994/01/31      16040.08                    15448.51
  1994/02/28      15564.15                    15121.45
  1994/03/31      15149.44                    14781.34
  1994/04/30      15005.12                    14665.09
  1994/05/31      14992.29                    14646.27
  1994/06/30      14912.90                    14612.61
  1994/07/31      15245.85                    14881.20
  1994/08/31      15236.77                    14884.08
  1994/09/30      14938.39                    14674.39
  1994/10/31      14880.28                    14663.32
  1994/11/30      14867.09                    14636.52
  1994/12/31      14964.16                    14725.54
  1995/01/31      15245.10                    14999.67
  1995/02/28      15600.75                    15322.51
  1995/03/31      15687.36                    15418.61
  1995/04/30      15883.08                    15620.11
  1995/05/31      16516.51                    16250.08
  1995/06/30      16632.18                    16374.75
  1995/07/31      16567.32                    16314.52
  1995/08/31      16758.07                    16506.28
  1995/09/30      16912.46                    16665.26
  1995/10/31      17174.31                    16919.02
  1995/11/30      17435.75                    17182.75
  1995/12/31      17667.83                    17426.32
  1996/01/31      17762.39                    17533.27
  1996/02/29      17382.01                    17176.10
  1996/03/31      17236.29                    17032.62
  1996/04/30      17101.44                    16923.89
  1996/05/31      17073.43                    16895.55
  1996/06/30      17274.13                    17113.66
  1996/07/31      17318.93                    17155.95
  1996/08/31      17267.95                    17117.65
  1996/09/30      17559.18                    17401.74
  1996/10/31      17928.67                    17784.59
  1996/11/30      18222.03                    18093.93
  1996/12/31      18036.21                    17909.26
  1997/01/31      18055.72                    17929.19
  1997/02/28      18067.84                    17953.77
  1997/03/31      17872.68                    17763.78
  1997/04/30      18123.89                    18020.19
  1997/05/31      18265.63                    18175.64
  1997/06/30      18460.53                    18379.58
  1997/07/31      18985.33                    18901.26
  1997/08/31      18778.36                    18714.38
  1997/09/30      19070.91                    18995.81
  1997/10/31      19362.55                    19324.42
  1997/11/30      19456.25                    19423.40
  1997/12/31      19647.27                    19626.45
  1998/01/31      19938.87                    19920.06
  1998/02/28      19884.20                    19866.03
  1998/03/31      19940.02                    19922.28
  1998/04/30      20011.88                    20011.96
  1998/05/31      20208.51                    20217.44
  1998/06/30      20424.97                    20447.29
  1998/07/31      20441.46                    20478.95
  1998/08/31      20868.35                    21011.71
  1998/09/30      21396.08                    21578.13
  1998/10/31      21287.54                    21504.62
  1998/11/30      21300.16                    21511.92
  1998/12/31      21334.48                    21559.97
  1999/01/31      21474.96                    21685.08
  1999/02/28      20974.81                    21169.37
  1999/03/31      21053.71                    21252.48
  1999/04/30      21130.03                    21300.63
  1999/05/31      20909.72                    21113.79
  1999/06/30      20836.78                    21070.81
  1999/07/30      20745.00                    21040.28
IMATRL PRASUN   SHR__CHT 19990731 19990812 115526 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Government Income Fund on July 31, 1989. As the chart shows, by July 31, 1999, the value of the investment would have grown to $20,745 - a 107.45% increase on the initial investment. For comparison, look at how the Lehman Brothers Government Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $21,040 - a 110.40% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  YEARS ENDED JULY 31,

                  1999                  1998   1997   1996    1995

Dividend returns  5.89%                 6.04%  7.22%  6.58%   6.78%

Capital returns   -4.41%                1.63%  2.40%  -2.04%   1.89%

Total returns     1.48%                 7.67%  9.62%  4.54%   8.67%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund, are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED JULY 31, 1999   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share           4.76(cents)   27.73(cents)   59.89(cents)

Annualized dividend rate      5.82%         5.71%          6.00%

30-day annualized yield       5.76%         -              -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $9.63 over the past one month, $9.79 over the past six months and $9.98 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

FIDELITY GOVERNMENT INCOME FUND

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
The taxable-bond market had little
to show for its efforts during the
12-month period that ended July 31,
1999. The Lehman Brothers
Aggregate Bond Index - a
popular measure of taxable-bond
performance - returned 2.49% for
this period. The massive
flight-to-safety that resulted from the
credit crisis of the late summer and
early fall sent Treasuries soaring
and spread sectors - corporates,
mortgages and the like -
plummeting, resulting in a historic
widening in yield spreads. The
Federal Reserve Board's three
interest-rate cuts later in the fall
helped bond and equity markets
alike get back on their feet, and
sparked a sustained rally in spread
sectors in the first quarter of 1999,
as investors favored higher-yielding
alternatives to Treasuries. Strong
debt issuance and investors' fears
of an interest-rate hike, though,
halted the rally in spread sectors
during the last three months of the
period. The bond market shrugged
off the widely anticipated
quarter-point rate hike on June 30
and applauded the emergence of a
neutral Fed policy. In July, yield
spreads widened again as investors
ignored signs of moderating
economic growth and surrendered
to concerns over higher labor costs
and fears of further Fed tightening.
The Lehman Brothers Treasury Index
returned 2.70%, while the Lehman
Brothers Corporate Bond Index and
the Lehman Brothers
Mortgage-Backed Securities Index
had returns of 1.42% and 2.78%,
respectively, during the 12-month
period.

(photograph of Tom Silvia)

An interview with Tom Silvia, Portfolio Manager of Fidelity Government
Income Fund

Q. HOW DID THE FUND PERFORM, TOM?

A. For the 12-month period that ended July 31, 1999, the fund provided a total return of 1.48%. To get a sense of how the fund did relative to its competitors, the general U.S. government funds average returned 0.87% for the same 12-month period, according to Lipper Inc. Additionally, the Lehman Brothers Government Bond Index - which tracks the types of securities in which the fund invests - returned 2.74% for the same period.

Q. WHY DID THE FUND PERFORM BETTER THAN THE AVERAGE FUND OF ITS TYPE, BUT LAG THE LEHMAN BROTHERS GOVERNMENT BOND INDEX DURING THE PAST
YEAR?

A. Relative to its peers, the fund benefited from a smaller-than-average stake in mortgage securities, which generally fared poorly during the past year. Relative to its benchmark, the fund was hurt by its larger stake in agencies, which lagged Treasuries, the main component of the Lehman Brothers Government Bond Index.

Q. LET'S BEGIN WITH THE MORTGAGE SECURITIES SECTOR. WHAT WERE THE
PROBLEMS SPECIFIC TO THAT MARKET AND WHAT WAS YOUR RESPONSE TO THEM?

A. A rapid increase in the number of mortgage prepayments was the main source of the mortgage market's problems. Falling interest rates dropped home-loan rates to their lowest level in five years earlier in the period. But what was good for homeowners generally was viewed negatively by investors. Prices of mortgage securities, which represent an ownership interest in mortgage loans made by financial institutions, dropped in response to lower interest rates. As homeowners refinanced at a pace not seen since 1993, the mortgages outstanding were "prepaid," returning their principal to investors. In turn, those investors were potentially forced to reinvest the proceeds at lower interest rates. Actual prepayments, plus fears that prepayments would continue to accelerate in the future, weighed heavily on mortgage security prices throughout most of the period. Toward the end of the period, however, prepayments declined dramatically as interest rates reversed course and moved higher.

Q. IN LIGHT OF HIGHER INTEREST RATES, WHAT MORTGAGE SECURITIES DID YOU BUY RECENTLY?

A. I sold some of the fund's holdings in 15-year securities and some older, 30-year mortgages, replacing them with newly issued mortgage securities that I felt offered the best combination of cheap prices, attractive income and good potential for appreciation. In an environment characterized by higher interest rates, the risk that these newly issued securities will be refinanced is substantially reduced.

Q. WHAT CHOICES DID YOU MAKE IN THE AGENCY MARKET?

A. I added more of both callable and non-callable agency securities at what I felt were very attractive prices. Agency and other fixed-income securities often contain a "call" provision, allowing their issuers to redeem them at a stated point in time before maturity. Bond calls, like home loan refinancings, typically occur when interest rates are falling. Because I wanted to limit the fund's vulnerability to calls and avoid the potential for reinvesting at lower interest rates, I emphasized "non-callable" securities throughout much of the period. While the majority of the fund's agency holdings still are non-callable, I've recently added some callable securities. Not only did they offer higher yields than non-callable securities, but I purchased them at a time when I felt their prices were attractive on a historical basis relative to their non-callable counterparts.

Q. WHAT'S YOUR OUTLOOK, TOM?

A. I believe that agency and mortgage securities are poised to perform better than Treasuries over the long term, which is why I'll most likely keep relatively large weightings in them. The problems that agencies and mortgages experienced over the past year were mostly the result of too much supply as homeowners refinanced at a rapid pace and government agencies stepped up their issuance of new securities. As a reflection of the supply glut, there was a historically large difference in yields between agency and Treasury securities and mortgage and Treasury securities. To the extent that those spread relationships return to more normal levels, agency and mortgage securities are poised to benefit. Even if spreads remain constant, the yield advantage of mortgage and agency securities could help them to perform better than Treasuries.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: high current income
with preservation of capital

FUND NUMBER: 054

TRADING SYMBOL: FGOVX

START DATE: April 4, 1979

SIZE: as of July 31, 1999,
more than $1.5 billion

MANAGER: Tom Silvia, since
1998; manager, various Fidelity
and Spartan government funds;
joined Fidelity in 1993

TOM SILVIA ON TECHNICAL
FACTORS SHAPING THE
GOVERNMENT SECURITIES
MARKET:

"While higher interest rates have
been the primary factor
contributing to the performance
of various fixed-income securities
so far in 1999, supply also has played
a critical role. The supply of
Treasuries diminished, thanks
ultimately to the near decade-long
economic expansion in this
country. The continued strong
pace of the economy helped increase
tax collections and, in turn, reduce
the government's borrowing needs.
In fact, the Treasury abandoned
its traditional November auction of
30-year bonds, and will hold
auctions for them only in February
and August. More recently, the
government announced that it was
considering buying back
government debt in the year 2000,
something that hasn't been done for
at least a century.

"In contrast, agency securities
suffered from oversupply, which
was the key reason for their
lagging behind Treasuries during
the past year. Meanwhile,
government agencies such as Fannie
Mae and Freddie Mac have
dramatically stepped up their
issuance as part of their growth
initiatives."

FIDELITY GOVERNMENT INCOME FUND

INVESTMENT CHANGES



COUPON DISTRIBUTION AS OF
JULY 31, 1999

                           % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  6
                                                    MONTHS AGO

 Less than 5%               0.0                      0.9

 5 - 5.99%                  22.1                     16.6

 6 - 6.99%                  24.8                     23.5

 7 - 7.99%                  10.8                     7.8

 8 - 8.99%                  25.3                     29.0

 9 - 9.99%                  8.1                      14.4

10% and over                4.5                      3.8

COUPON DISTRIBUTION SHOWS THE RANGE OF STATED INTEREST RATES ON THE FUND'S INVESTMENTS, EXCLUDING SHORT-TERM INVESTMENTS.

AVERAGE YEARS TO MATURITY AS
OF JULY 31, 1999

                                     6 MONTHS AGO

Years                          8.6   8.8

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME REMAINING UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS,
WEIGHTED BY DOLLAR AMOUNT.

DURATION AS OF JULY 31, 1999

                                     6 MONTHS AGO

Years                          5.3   5.3

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

ASSET ALLOCATION (% OF FUND'S

INVESTMENTS)


AS OF JULY 31, 1999                                           AS OF JANUARY 31, 1999

Mortgage Securities               19.9%                       Mortgage Securities                17.5%

CMOs and Other Mortgage                                       CMOs and Other Mortgage
Related Securities                 3.5%                       Related Securities                  2.9%

U.S. Treasury  Obligations        24.9%                       U.S. Treasury  Obligations         28.2%

U.S. Government  Agency                                       U.S. Government  Agency
Obligations                       47.3%                       Obligations                        47.4%

Short-Term  Investments            4.4%                       Short-Term  Investments             4.0%

Row: 1, Col: 1, Value: 19.9                                   Row: 1, Col: 1, Value: 17.5
Row: 1, Col: 2, Value: 0.0                                    Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 3.5                                    Row: 1, Col: 3, Value: 2.9
Row: 1, Col: 4, Value: 0.0                                    Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 24.9                                   Row: 1, Col: 5, Value: 28.2
Row: 1, Col: 6, Value: 0.0                                    Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 47.3                                   Row: 1, Col: 7, Value: 47.4
Row: 1, Col: 8, Value: 4.4                                    Row: 1, Col: 8, Value: 4.0





FIDELITY GOVERNMENT INCOME FUND

INVESTMENTS JULY 31, 1999

Showing Percentage of Total Value of Investment in Securities



U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 72.2%

                                     PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

U.S. GOVERNMENT AGENCY
OBLIGATIONS - 47.3%

Fannie Mae:

5.25% 1/15/09                        $ 44,000                             $ 39,552

5.625% 5/14/04                        3,590                                3,471

6% 5/15/08                            3,000                                2,860

6.25% 5/15/29                         38,300                               34,990

6.5% 4/29/09                          54,000                               51,258

Farm Credit System Financial
Assistance Corp.:

8.8% 6/10/05                          10,983                               12,143

9.375% 7/21/03                        19,037                               20,988

Federal Agricultural Mortgage         3,000                                3,220
Corp. 8.07% 7/17/06

Federal Farm Credit Bank:

6.19% 11/3/04                         2,000                                1,963

6.2% 11/12/04                         6,900                                6,775

6.25% 9/24/04                         7,300                                7,196

7.35% 3/24/05                         1,000                                1,035

8.06% 1/4/05                          7,600                                8,102

Federal Home Loan Bank:

5.125% 4/17/01                        13,100                               12,920

5.285% 9/22/05                        19,230                               17,959

5.595% 3/27/01                        11,100                               11,017

5.78% 8/24/05                         49,925                               47,928

5.785% 2/9/05                         26,900                               25,908

6.07% 5/2/06                          1,500                                1,462

6.21% 11/4/04                         11,330                               11,128

6.26% 9/24/04                         1,800                                1,775

6.56% 9/17/04                         1,585                                1,584

6.575% 6/24/04                        4,325                                4,333

7.36% 7/1/04                          7,110                                7,352

7.38% 8/5/04                          3,770                                3,905

7.46% 9/9/04                          6,015                                6,242

7.58% 9/13/04                         4,000                                4,172

7.66% 7/20/04                         6,460                                6,767

8.09% 12/28/04                        2,140                                2,307

9.5% 2/25/04                          2,355                                2,629

Financing Corp. stripped              1,989                                1,348
principal 0% 8/3/05

Freddie Mac:

6.505% 7/1/04                         5,000                                4,994

7.25% 4/28/04                         2,000                                2,059

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

                                     PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

U.S. GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

Government Loan Trusts               $ 13,212                             $ 14,094
(assets of Trust guaranteed
by U.S. Government through
Agency for International
Development) 8.5% 4/1/06

Government Trust Certificates
(assets of Trust guaranteed
by U.S. Government through
Defense Security Assistance
Agency):

Class 1 C, 9.25% 11/15/01             37,094                               38,538

Class 2 E, 9.4% 5/15/02               12,922                               13,419

Class T 3, 9.625% 5/15/02             12,054                               12,528

Guaranteed Export Trust
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank):

Series 1994 A, 7.12% 4/15/06          11,278                               11,500

Series 1994 F, 8.187% 12/15/04        9,459                                9,859

Series 1995 A, 6.28% 6/15/04          8,674                                8,681

Series 1995 B, 6.13% 6/15/04          21,524                               21,464

Series 1996 A, 6.55% 6/15/04          13,102                               13,197

Guaranteed Trade Trust
Certificates (assets of
Trust guaranteed by U.S.
Government through Export-
Import Bank):

Series 1994 B, 7.5% 1/26/06           7,342                                7,608

Series 1994 A, 7.39% 6/26/06          30,333                               31,204

Israel Export Trust                   7,235                                7,327
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank) Series
1994 1, 6.88% 1/26/03

Overseas Private Investment
Corp. U.S. Government
guaranteed participation
certificate:

Series 1994 195, 6.08%                8,263                                8,276
8/15/04 (callable)

Series 1998 196A, 5.926%              13,289                               13,244
6/15/05

Private Export Funding Corp.:

secured:

5.8% 2/1/04                           1,710                                1,699

5.82% 6/15/03 (a)                     21,500                               20,999

6.31% 9/30/04                         5,410                                5,384

5.31% 11/15/03 (a)                    41,500                               39,349

State of Israel (guaranteed
by U.S. Government through
Agency for International
Development):

5.625% 9/15/03                        40,680                               39,595

5.75% 3/15/00                         1,600                                1,604

6.6% 2/15/08                          25,515                               25,558

6.625% 8/15/03                        14,190                               14,316

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

                                     PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

U.S. GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

Student Loan Marketing
Association:

6.125% 12/1/05                       $ 4,190                              $ 4,086

8.14% 5/17/04                         1,500                                1,599

U.S. Department of Housing
and Urban Development
government guaranteed
participation certificates:

Series 99 A:

5.75% 8/1/06                          9,300                                8,878

5.96% 8/1/09                          9,930                                9,432

U.S. Trade Trust Certificates         4,672                                4,933
(assets of Trust guaranteed
by U.S. government through
Export-Import Bank) 8.17%
1/15/07

TOTAL U.S. GOVERNMENT AGENCY                                               759,713
OBLIGATIONS

U.S. TREASURY OBLIGATIONS -
24.9%

U.S. Treasury Bonds:

8.75% 5/15/17                         153,840                              191,943

8.875% 8/15/17                        123,765                              156,311

14% 11/15/11                          17,800                               25,768

U.S. Treasury Notes 5.75%             27,000                               27,080
11/15/00

TOTAL U.S. TREASURY                                                        401,102
OBLIGATIONS

TOTAL U.S. GOVERNMENT AND                                                  1,160,815
GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,205,934)

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 19.9%



FANNIE MAE - 12.8%

5.5% 5/1/09 to 3/1/24                 7,730                                7,060

6% 11/1/09 to 7/1/20                  31,328                               30,132

6.5% 10/1/28 to 6/1/29                64,765                               61,688

7% 7/1/13 to 4/1/29                   61,876                               60,487

7% 8/1/29 (b)                         14,129                               13,811

8% 1/1/22                             942                                  959

9.5% 11/15/09 to 10/1/20              13,381                               14,251

10% 8/1/10                            868                                  912

11% 3/1/10                            645                                  688

11.5% 6/1/19 to 5/1/28                13,205                               14,822

                                                                           204,810

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES -
CONTINUED

                                     PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

FREDDIE MAC - 1.1%

8% 1/1/10 to 6/1/11                  $ 761                                $ 778

8.5% 8/1/08 to 12/1/10                1,307                                1,349

9% 8/1/09 to 12/1/10                  784                                  816

9.75% 8/1/14                          930                                  990

10.5% 7/1/20 to 12/1/20               13,258                               14,307

                                                                           18,240

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 6.0%

6% 7/15/08 to 12/15/10                40,650                               39,237

7% 1/15/29 to 6/15/29                 15,761                               15,363

9.5% 7/15/09 to 2/15/25               23,210                               24,870

10% 12/15/09 to 1/15/26               15,231                               16,623

                                                                           96,093

TOTAL U.S. GOVERNMENT AGENCY                                               319,143
- MORTGAGE SECURITIES
(Cost $326,497)

COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.5%



U.S. GOVERNMENT AGENCY - 3.5%

Fannie Mae planned                    14,425                               14,254
amortization class Series
1994-72 Class G, 6% 10/25/19

Federal Home Loan Mortgage            16,650                               16,515
Corp. 6% 10/15/06

Freddie Mac planned                   26,500                               25,117
amortization class Series
1380 Class L, 5% 10/15/07

TOTAL COLLATERALIZED MORTGAGE                                              55,886
OBLIGATIONS
(Cost $57,381)


CASH EQUIVALENTS - 4.4%

                             MATURITY AMOUNT (000S)

Investments in repurchase    $ 70,486                              70,456
agreements (U.S. Government
obligations), in a joint
trading account at 5.12%,
dated 7/30/99 due 8/2/99
(Cost $70,456)

TOTAL INVESTMENT IN                                              $ 1,606,300
SECURITIES - 100%
(Cost $1,660,268)

LEGEND

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $60,348,000 or 3.8% of net assets.

(b) Security purchased on a delayed delivery or when-issued basis.

OTHER INFORMATION

Purchases and sales of long-term U.S. government and government agency obligations aggregated $2,909,103,000 and $2,527,745,000, respectively.

INCOME TAX INFORMATION

At July 31, 1999, the aggregate cost of investment securities for income tax purposes was $1,664,098,000. Net unrealized depreciation aggregated $57,798,000, of which $139,000 related to appreciated investment securities and $57,937,000 related to depreciated investment securities.

A total of 37.86% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax. The fund will notify shareholders in January 2000 of the applicable percentage for use in preparing 1999 income tax returns. (Unaudited)

FIDELITY GOVERNMENT INCOME FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)                       JULY 31, 1999

ASSETS

Investment in securities, at              $ 1,606,300
value (including repurchase
agreements of $70,456) (cost
$1,660,268) -  See
accompanying schedule

Receivable for investments                 9,519
sold

Receivable for fund shares                 2,989
sold

Interest receivable                        22,483

 TOTAL ASSETS                              1,641,291

LIABILITIES

Payable for investments         $ 42,389
purchased Regular delivery

 Delayed delivery                13,971

Payable for fund shares          3,066
redeemed

Distributions payable            582

Accrued management fee           573

Other payables and accrued       478
expenses

 TOTAL LIABILITIES                         61,059

NET ASSETS                                $ 1,580,232

Net Assets consist of:

Paid in capital                           $ 1,648,501

Undistributed net investment               3,297
income

Accumulated undistributed net              (17,598)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                (53,968)
(depreciation) on investments

NET ASSETS, for 165,608                   $ 1,580,232
shares outstanding

NET ASSET VALUE, offering                  $9.54
price and redemption price
per share ($1,580,232
(divided by) 165,608 shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS          YEAR
                              ENDED JULY 31, 1999

INVESTMENT INCOME                       $ 103,234
Interest (including income on
securities loaned of $2)

EXPENSES

Management fee                 $ 6,771

Transfer agent fees             3,128

Accounting fees and expenses    372

Non-interested trustees'        5
compensation

Custodian fees and expenses     113

Registration fees               194

Audit                           46

Legal                           23

 Total expenses before          10,652
reductions

 Expense reductions             (121)    10,531

NET INVESTMENT INCOME                    92,703

REALIZED AND UNREALIZED GAIN             (11,048)
(LOSS)
Net realized gain (loss) on
investment securities

Change in net unrealized                 (67,679)
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                          (78,727)

NET INCREASE (DECREASE) IN              $ 13,976
NET ASSETS RESULTING  FROM
OPERATIONS

OTHER INFORMATION

Expense reductions Custodian            $ 32
credits

 Transfer agent  credits                 89

                                        $ 121

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             YEAR ENDED JULY 31, 1999  TEN MONTHS ENDED JULY 31, 1998  YEAR ENDED SEPTEMBER 30, 1997

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 92,703                  $ 57,760                        $ 63,391
income

 Net realized gain (loss)         (11,048)                  28,818                          (622)

 Change in net unrealized         (67,679)                  (5,599)                         18,125
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       13,976                    80,979                          80,894
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders     (94,127)                  (56,286)                        (66,908)
from net investment income

Share transactions Net            1,430,122                 835,669                         378,207
proceeds from sales of shares

 Reinvestment of distributions    85,177                    50,449                          57,722

 Cost of shares redeemed          (1,107,827)               (680,613)                       (376,059)

 NET INCREASE (DECREASE) IN       407,472                   205,505                         59,870
NET ASSETS RESULTING FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       327,321                   230,198                         73,856
IN    NET ASSETS

NET ASSETS

 Beginning of period              1,252,911                 1,022,713                       948,857

 End of period (including        $ 1,580,232               $ 1,252,911                     $ 1,022,713
undistributed net investment
income of $3,297, $4,504 and
$581, respectively)

OTHER INFORMATION
Shares

 Sold                             142,123                   84,090                          39,114

 Issued in reinvestment of        8,543                     5,076                           5,974
distributions

 Redeemed                         (110,604)                 (68,444)                        (38,946)

 Net increase (decrease)          40,062                    20,722                          6,142


FINANCIAL HIGHLIGHTS

YEARS ENDED JULY 31,           1999     1998 F      1997 G   1996 G   1995 G   1994 G

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 9.980  $ 9.760     $ 9.620  $ 9.890  $ 9.330  $ 10.870
period

Income from Investment          .588 D   .481 D      .625 D   .670     .625     .626
Operations Net investment
income

Net realized and unrealized     (.429)   .208        .175     (.299)   .564     (1.225)
gain (loss)

Total from investment           .159     .689        .800     .371     1.189    (.599)
operations

Less Distributions

From net  investment income     (.599)   (.469)      (.660)   (.641)   (.609)   (.631)

From net  realized gain         -        -           -        -        -        (.310)

In excess of net  realized      -        -           -        -        (.020)   -
gain

Total distributions             (.599)   (.469)      (.660)   (.641)   (.629)   (.941)

Net asset value,  end of       $ 9.540  $ 9.980     $ 9.760  $ 9.620  $ 9.890  $ 9.330
period

TOTAL RETURN B, C               1.48%    7.19%       8.61%    3.82%    13.21%   (5.81)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in  $ 1,580  $ 1,253     $ 1,023  $ 949    $ 897    $ 614
millions)

Ratio of expenses to average    .68%     .69% A      .73%     .72%     .71%     .69%
net assets

Ratio of expenses to average    .67% E   .68% A, E   .72% E   .71% E   .71%     .69%
net assets after expense
reductions

Ratio of net investment         5.91%    5.82% A     6.48%    6.52%    6.36%    6.26%
income to average net assets

Portfolio turnover rate         168%     289% A      199%     124%     391%     402%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
F FOR THE TEN MONTHS ENDED JULY 31, 1998.
G YEARS ENDED SEPTEMBER 30.

FIDELITY INTERMEDIATE GOVERNMENT INCOME FUND

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JULY 31, 1999      PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY INTERMEDIATE GOVT       3.20%        36.49%        91.35%
INCOME

LB Int Government Bond           4.05%        37.61%        101.69%

Short-Intermediate U.S.          2.86%        31.58%        90.27%
Government Funds Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the Lehman Brothers Intermediate Government Bond Index - a market value-weighted index of U.S. Government fixed-rate debt issues with maturities between one and 10 years. To measure how the fund's performance stacked up against its peers, you can compare it to the short-intermediate U.S. Government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper, Inc. The past one year average represents a peer group of 95 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JULY 31, 1999    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY INTERMEDIATE GOVT     3.20%        6.42%         6.70%
INCOME

LB Int Government Bond         4.05%        6.59%         7.27%

Short-Intermediate U.S.        2.86%        5.63%         6.64%
Government Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             Intermediate Govt Income    LB Govt Intermediate
             00452                       LB008
  1989/07/31      10000.00                    10000.00
  1989/08/31       9939.52                     9864.82
  1989/09/30       9990.13                     9911.97
  1989/10/31      10148.49                    10119.91
  1989/11/30      10230.45                    10220.07
  1989/12/31      10282.62                    10250.16
  1990/01/31      10269.93                    10186.38
  1990/02/28      10326.74                    10224.11
  1990/03/31      10350.99                    10236.23
  1990/04/30      10366.28                    10201.88
  1990/05/31      10521.82                    10420.37
  1990/06/30      10622.39                    10557.35
  1990/07/31      10748.70                    10705.34
  1990/08/31      10792.43                    10666.71
  1990/09/30      10878.74                    10762.15
  1990/10/31      10991.46                    10911.93
  1990/11/30      11120.26                    11076.30
  1990/12/31      11221.76                    11229.68
  1991/01/31      11346.92                    11345.10
  1991/02/28      11435.40                    11413.81
  1991/03/31      11529.67                    11476.92
  1991/04/30      11628.93                    11595.48
  1991/05/31      11689.04                    11660.83
  1991/06/30      11735.37                    11670.48
  1991/07/31      11869.73                    11796.91
  1991/08/31      12017.29                    12020.79
  1991/09/30      12139.31                    12225.14
  1991/10/31      12291.06                    12365.04
  1991/11/30      12335.70                    12510.11
  1991/12/31      12558.38                    12814.16
  1992/01/31      12497.45                    12690.87
  1992/02/29      12571.48                    12730.40
  1992/03/31      12556.40                    12679.65
  1992/04/30      12649.67                    12793.50
  1992/05/31      12776.08                    12984.37
  1992/06/30      12874.80                    13171.43
  1992/07/31      12911.96                    13424.05
  1992/08/31      13067.33                    13561.26
  1992/09/30      13157.39                    13748.09
  1992/10/31      13103.38                    13583.04
  1992/11/30      13164.03                    13527.80
  1992/12/31      13282.28                    13702.06
  1993/01/31      13396.28                    13956.71
  1993/02/28      13543.36                    14162.40
  1993/03/31      13614.73                    14214.50
  1993/04/30      13702.82                    14325.65
  1993/05/31      13748.05                    14286.58
  1993/06/30      13892.24                    14493.40
  1993/07/31      13939.47                    14522.59
  1993/08/31      14043.79                    14738.84
  1993/09/30      14092.03                    14798.80
  1993/10/31      14124.24                    14833.83
  1993/11/30      14030.60                    14760.40
  1993/12/31      14134.83                    14821.48
  1994/01/31      14281.97                    14967.89
  1994/02/28      14147.87                    14762.42
  1994/03/31      13966.17                    14547.07
  1994/04/30      13898.26                    14452.98
  1994/05/31      13883.87                    14463.31
  1994/06/30      13878.99                    14466.23
  1994/07/31      14019.28                    14656.20
  1994/08/31      14060.63                    14698.87
  1994/09/30      14030.18                    14577.38
  1994/10/31      14046.66                    14580.30
  1994/11/30      14014.34                    14515.40
  1994/12/31      14000.64                    14562.79
  1995/01/31      14212.19                    14799.69
  1995/02/28      14418.60                    15085.11
  1995/03/31      14487.21                    15168.19
  1995/04/30      14658.31                    15344.02
  1995/05/31      15037.96                    15776.74
  1995/06/30      15129.53                    15877.12
  1995/07/31      15162.66                    15884.76
  1995/08/31      15290.32                    16015.90
  1995/09/30      15402.15                    16123.24
  1995/10/31      15610.56                    16299.96
  1995/11/30      15786.93                    16498.70
  1995/12/31      15951.07                    16661.50
  1996/01/31      16086.68                    16802.07
  1996/02/29      15930.89                    16624.45
  1996/03/31      15842.21                    16548.55
  1996/04/30      15797.35                    16500.27
  1996/05/31      15788.39                    16491.74
  1996/06/30      15940.47                    16659.26
  1996/07/31      15995.47                    16710.90
  1996/08/31      16015.32                    16729.99
  1996/09/30      16219.69                    16946.24
  1996/10/31      16494.13                    17224.02
  1996/11/30      16702.59                    17431.96
  1996/12/31      16611.12                    17338.09
  1997/01/31      16671.69                    17404.79
  1997/02/28      16705.64                    17433.08
  1997/03/31      16597.80                    17333.83
  1997/04/30      16777.79                    17529.42
  1997/05/31      16908.99                    17665.95
  1997/06/30      17056.76                    17817.08
  1997/07/31      17364.73                    18145.60
  1997/08/31      17318.83                    18076.21
  1997/09/30      17518.90                    18272.70
  1997/10/31      17703.23                    18485.58
  1997/11/30      17758.48                    18526.23
  1997/12/31      17889.47                    18677.13
  1998/01/31      18112.03                    18920.78
  1998/02/28      18106.88                    18900.79
  1998/03/31      18162.95                    18959.62
  1998/04/30      18254.28                    19050.12
  1998/05/31      18368.78                    19181.04
  1998/06/30      18482.47                    19310.16
  1998/07/31      18541.71                    19384.49
  1998/08/31      18808.06                    19751.19
  1998/09/30      19208.57                    20211.98
  1998/10/31      19213.29                    20245.44
  1998/11/30      19158.19                    20183.46
  1998/12/31      19222.19                    20262.06
  1999/01/31      19321.07                    20352.33
  1999/02/28      19079.57                    20073.21
  1999/03/31      19181.70                    20206.47
  1999/04/30      19259.65                    20261.09
  1999/05/31      19138.35                    20136.76
  1999/06/30      19135.16                    20166.05
  1999/07/30      19134.62                    20168.87
IMATRL PRASUN   SHR__CHT 19990731 19990813 101143 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Intermediate Government Income Fund on July 31, 1989. As the chart shows, by July 31, 1999, the value of the investment would have grown to $19,135 - a 91.35% increase on the initial investment. For comparison, look at how the Lehman Brothers Intermediate Government Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $20,169 - a 101.69% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in the
opposite direction of interest
rates. In turn, the share price,
return and yield of a fund that
invests in bonds will vary.
That means if you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

TOTAL RETURN COMPONENTS

                  YEARS ENDED JULY 31,

                  1999                  1998    1997   1996    1995

Dividend returns  6.47%                 6.88%   7.11%  6.62%   6.60%

Capital returns   -3.27%                -0.10%  1.45%  -1.13%  1.56%

Total returns     3.20%                 6.78%   8.56%  5.49%   8.16%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED JULY 31, 1999    PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share            4.97(cents)   29.53(cents)   63.35(cents)

Annualized dividend rate       6.15%         6.19%          6.49%

30-day annualized yield        5.92%         -              -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $9.51 over the past one month, $9.62 over the past six months and $9.76 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain fund expenses, the yield would have been 5.90%.

FIDELITY INTERMEDIATE GOVERNMENT INCOME FUND

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
The taxable-bond market had little
to show for its efforts during the
12-month period that ended July 31,
1999. The Lehman Brothers
Aggregate Bond Index - a
popular measure of taxable-bond
performance - returned 2.49% for
this period. The massive
flight-to-safety that resulted from the
credit crisis of the late summer and
early fall sent Treasuries soaring
and spread sectors - corporates,
mortgages and the like -
plummeting, resulting in a historic
widening in yield spreads. The
Federal Reserve Board's three
interest-rate cuts later in the fall
helped bond and equity markets
alike get back on their feet, and
sparked a sustained rally in spread
sectors in the first quarter of 1999,
as investors favored higher-yielding
alternatives to Treasuries. Strong
debt issuance and investors' fears
of an interest-rate hike, though,
halted the rally in spread sectors
during the last three months of the
period. The bond market shrugged
off the widely anticipated
quarter-point rate hike on June 30
and applauded the emergence of a
neutral Fed policy. In July, yield
spreads widened again as investors
ignored signs of moderating
economic growth and surrendered
to concerns over higher labor costs
and fears of further Fed tightening.
The Lehman Brothers Treasury Index
returned 2.70%, while the Lehman
Brothers Corporate Bond Index and
the Lehman Brothers
Mortgage-Backed Securities Index
had returns of 1.42% and 2.78%,
respectively, during the 12-month
period.

(photograph of Andrew Dudley)

An interview with Andrew Dudley, Portfolio Manager of Fidelity
Intermediate Government Income Fund

Q. HOW DID THE FUND PERFORM, ANDY?

A. For the 12-month period that ended July 31, 1999, the fund provided a total return of 3.20%. To get a sense of how the fund did relative to its competitors, the short-intermediate U.S. government funds average returned 2.86% for the same 12-month period, according to Lipper Inc. Additionally, the Lehman Brothers Intermediate Government Bond Index - which tracks the types of securities in which the fund invests - returned 4.05% for the same period.

Q. WHILE THE FUND OUTPACED THE AVERAGE FUND OF ITS TYPE, IT LAGGED ITS BENCHMARK. WHAT ACCOUNTS FOR THAT DIVERGENCE IN PERFORMANCE?

A. Sector allocation was the main driver for both the fund's outperformance of its peers and its underperformance of its benchmark. Relative to its peers, the fund had a smaller weighting in mortgage securities, which lagged agency securities as interest rates rose. Relative to its benchmark, the fund had a larger stake in mortgage securities - which are not included in the Lehman Brothers index - and agency securities, which significantly lagged U.S. Treasury securities
- the biggest component of the benchmark - during the period.

Q. WERE THERE ANY TYPES OF MORTGAGE SECURITIES THAT HELD UP BETTER
THAN OTHERS?

A. It depends on what period we're talking about. You may recall that in the report to shareholders six months ago, I discussed the fund's stake in securities made up of mortgages with coupons - the interest rate the homeowner promises to pay - of 8% and higher. Generally speaking, these "seasoned" securities are historically less susceptible to prepayment that occurs when interest rates fall. For a variety of reasons, homeowners with seasoned mortgages issued several years ago had been resistant to refinancing their home loans, despite being presented with opportunities to do so at lower interest rates. During much of the past year, however, large numbers of both seasoned and newer mortgages were prepaid as interest rates plummeted to near-record lows. More recently, seasoned securities performed better in response to declining prepayment activity.

Q. WHAT CHANGES DID YOU MAKE IN THE FUND'S MORTGAGE HOLDINGS?

A. I kept the fund's stake in mortgages more or less stable throughout the year, but I added more securities made up of newly issued mortgages with coupons of 6.5% to 7.5%. Given that rising interest rates dramatically curtailed prepayment activity in the final two months of the period, I felt that newly issued securities offered the best combination of low prices, attractive income and total return potential. At the end of the period, the fund's stake in mortgage securities was about evenly divided between newly issued securities and seasoned securities, which helped to generate income for the fund.

Q. HOW HAVE YOU ALTERED THE FUND'S STAKE IN AGENCY SECURITIES?

A. I increasingly tilted new purchases toward more liquid, or easily traded, agency securities issued by the four largest agency issuers:
Fannie Mae, Freddie Mac, Federal Farm Credit Bank and Federal Home Loan Association. Because of an increased amount of issuance from those agencies, I was able to buy their securities at what I felt were very attractive prices. What's more, the added liquidity that these securities offer allows me to move in and out of them fairly easily without paying a lot of additional trading costs.

Q. WHAT'S YOUR OUTLOOK, ANDY?

A. In my view, the disappointing performance of agency and mortgage securities was caused by a glut of supply and flagging demand, rather than a fundamental deterioration of credit quality. As a reflection of that unfavorable supply and demand environment, spreads, or the differences in yield between agency and Treasury securities, and mortgage and Treasury securities, were at historically wide levels at the end of the period. Over a reasonable period of time, I believe that if we work through the supply glut, agency and mortgage securities should outpace Treasuries. Even if the spreads remain constant, the higher levels of income offered by agency and mortgage securities could position them to outpace Treasuries. So I'll likely continue tilting the fund's investments toward agency and mortgage securities, which offer, in my opinion, the better potential for total return.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: high current income
with preservation of capital by
investing mainly in U.S.
government and agency
securities while maintaining a
dollar weighted average
maturity between three and
10 years

FUND NUMBER: 452

TRADING SYMBOL: FSTGX

START DATE: May 2, 1988

SIZE: as of July 31, 1999,
more than $874 million

MANAGER: Andrew Dudley,
since 1998; manager, various
Fidelity and Spartan government
and mortgage funds; joined
Fidelity in 1996

ANDREW DUDLEY ON CHANGES
IN THE GOVERNMENT SECURITIES
MARKET:

"The past year has marked an
important change in the
government securities market.
While the supply of Treasury
securities has decreased
somewhat, the supply of agency
securities has mushroomed. For two
years, the U.S. Treasury has been
reducing debt by issuing fewer new
securities as old ones mature.
Rising tax revenues stemming
from the 8  1/2-year U.S. economic
expansion have reduced the
government's borrowing needs. In
addition, the Treasury recently
announced two initiatives that
will further curtail the supply of
Treasury securities. First, the
department will no longer auction
30-year bonds in November, just
February and August. Second, the
Treasury announced it is planning
to buy back some $3.6 trillion in
bonds. The aim of that plan is to
retire higher-yielding, more costly
debt, although the government
hasn't yet announced which
Treasuries will be part of the
buyback. Taking up some of the
slack are government agencies,
which have issued tremendous
amounts of new debt over the past
12 months."

FIDELITY INTERMEDIATE GOVERNMENT INCOME FUND

INVESTMENT CHANGES



COUPON DISTRIBUTION AS OF
JULY 31, 1999

                           % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  6
                                                    MONTHS AGO

 Less than 5%               1.4                      1.1

 5 - 5.99%                  20.6                     11.1

 6 - 6.99%                  26.2                     29.0

 7 - 7.99%                  14.9                     16.9

 8 - 8.99%                  4.7                      8.3

 9 - 9.99%                  13.0                     14.5

10 - 10.99%                 4.2                      5.6

11 - 11.99%                 3.9                      4.4

12% and over                8.1                      7.1

COUPON DISTRIBUTION SHOWS THE RANGE OF STATED INTEREST RATES ON THE FUND'S INVESTMENTS, EXCLUDING SHORT-TERM INVESTMENTS.

AVERAGE YEARS TO MATURITY AS
OF JULY 31, 1999

                                     6 MONTHS AGO

Years                          5.1   4.8

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME REMAINING UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS,
WEIGHTED BY DOLLAR AMOUNT.

DURATION AS OF JULY 31, 1999

                                     6 MONTHS AGO

Years                          3.2   3.1

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF JULY 31, 1999                                           AS OF JANUARY 31, 1999

Mortgage Securities              23.2%                        Mortgage Securities               24.6%

CMOs and Other  Mortgage                                      CMOs and Other  Mortgage
Related  Securities               3.5%                        Related  Securities                0.2%

U.S. Treasury  Obligations       11.7%                        U.S. Treasury  Obligations         9.2%

U.S. Government  Agency                                       U.S. Government  Agency
Obligations                      58.6%                        Obligations                       64.0%

Short-Term  Investments           3.0%                        Short-Term  Investments            2.0%

Row: 1, Col: 1, Value: 23.2                                   Row: 1, Col: 1, Value: 24.6
Row: 1, Col: 2, Value: 0.0                                    Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 3.5                                    Row: 1, Col: 3, Value: 0.2
Row: 1, Col: 4, Value: 0.0                                    Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 11.7                                   Row: 1, Col: 5, Value: 9.199999999999999
Row: 1, Col: 6, Value: 0.0                                    Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 58.6                                   Row: 1, Col: 7, Value: 64.0
Row: 1, Col: 8, Value: 3.0                                    Row: 1, Col: 8, Value: 2.0





FIDELITY INTERMEDIATE GOVERNMENT INCOME FUND

INVESTMENTS JULY 31, 1999

Showing Percentage of Total Value of Investment in Securities



U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 70.3%

                                     PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

U.S. GOVERNMENT AGENCY
OBLIGATIONS - 58.6%

Fannie Mae:

5.125% 2/13/04                       $ 4,260                            $ 4,046

5.25% 1/15/09                         9,000                              8,090

5.625% 5/14/04                        1,870                              1,808

6.5% 4/29/09                          12,700                             12,055

6.69% 8/7/01                          1,700                              1,718

Farm Credit System Financial          33,770                             37,231
Assistance Corp. 9.375%
7/21/03

Federal Agricultural Mortgage
Corp.:

6.92% 2/10/02                         350                                356

7.04% 8/10/05                         2,050                              2,094

Federal Farm Credit Bank:

5.54% 9/10/03                         1,300                              1,258

9.15% 2/14/05                         500                                559

Federal Home Loan Bank:

4.96% 10/7/05                         8,100                              7,430

5.125% 4/17/01                        33,160                             32,704

5.125% 2/26/02                        1,300                              1,269

5.35% 2/7/01                          3,375                              3,340

5.595% 3/27/01                        2,200                              2,184

5.6% 9/8/05                           10,400                             9,888

5.717% 8/25/03                        4,500                              4,385

6.26% 9/24/04                         3,500                              3,451

6.75% 4/10/06                         1,000                              1,006

7.36% 7/1/04                          7,825                              8,092

7.59% 3/10/05                         1,940                              2,029

8.09% 12/28/04                        3,500                              3,773

Financing Corp. stripped              5,000                              4,521
principal 0% 4/6/01

Freddie Mac:

6.08% 12/17/04                        14,275                             13,934

6.505% 7/1/04                         3,200                              3,196

6.99% 7/5/06                          2,000                              2,028

Government Loan Trusts                10,657                             11,368
(assets of Trust guaranteed
by U.S. Government through
Agency for International
Development) 8.5% 4/1/06

Government Trust Certificates
(assets of Trust guaranteed
by U.S. Government through
Defense Security Assistance
Agency):

Class 1-C, 9.25% 11/15/01             39,588                             41,129

Class 2-E 9.4% 5/15/02                10,140                             10,530

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

                                     PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

U.S. GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

Government Trust Certificates
(assets of Trust guaranteed
by U.S. Government through
Defense Security Assistance
Agency): - continued

Class T-3, 9.625% 5/15/02            $ 5,372                            $ 5,583

Guaranteed Export Trust
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank):

Series 1993 C, 5.2% 10/15/04          1,146                              1,115

Series 1993 D, 5.23% 5/15/05          883                                857

Series 1994 A, 7.12% 4/15/06          36,281                             36,996

Series 1994 C, 6.61% 9/15/99          27                                 27

Series 1994 F, 8.187% 12/15/04        5,022                              5,234

Series 1995-A, 6.28% 6/15/04          4,241                              4,245

Series 1996-A, 6.55% 6/15/04          7,723                              7,779

Guaranteed Trade Trust
Certificates (assets of
Trust guaranteed by U.S.
Government through Export-
Import Bank):

Series 1992 A, 7.02% 9/1/04           5,738                              5,842

Series 1994 B, 7.5% 1/26/06           728                                754

Series 1994-A, 7.39% 6/26/06          7,000                              7,201

Series 1997-A, 6.104% 7/15/03         12,922                             12,914

Israel Export Trust                   5,641                              5,713
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank) Series
1994 1, 6.88% 1/26/03

Overseas Private Investment
Corp. U.S. Government
guaranteed participation
certificate:

Series 1994 195, 6.08%                7,668                              7,680
8/15/04 (callable)

Series 1996-A1, 6.726%                4,000                              4,007
9/15/10 (callable)

Private Export Funding Corp.:

secured 5.48% 9/15/03                 2,205                              2,206

secured 5.65% 3/15/03                 2,732                              2,711

secured:

5.8% 2/1/04                           5,590                              5,554

5.82% 6/15/03 (a)                     20,600                             20,120

6.31% 9/30/04                         2,830                              2,816

6.86% 4/30/04                         2,083                              2,110

8.35% 1/31/01                         3,800                              3,927

5.31% 11/15/03 (a)                    4,000                              3,793

8.75% 6/30/03                         3,215                              3,472

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

                                     PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

U.S. GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

State of Israel (guaranteed
by U.S. Government through
Agency for International
Development):

5.25% 9/15/00                        $ 8,141                            $ 8,085

5.625% 9/15/03                        19,564                             19,042

6.05% 8/15/00                         5,780                              5,792

6.6% 2/15/08                          27,910                             27,957

6.625% 8/15/03                        26,675                             26,912

7.75% 11/15/99                        5,000                              5,034

Tennessee Valley Authority 6%         4,060                              4,061
11/1/00

U.S. Department of Housing
and Urban Development
government guaranteed
participation certificates:

Series 1996 A, 6.44% 8/1/99           5,500                              5,500

Series 99 A:

5.75% 8/1/06                          10,000                             9,546

6.06% 8/1/10                          10,000                             9,504

U.S. Trade Trust Certificates         4,825                              5,095
(assets of Trust guaranteed
by U.S. government through
Export-Import Bank) 8.17%
1/15/07

TOTAL U.S. GOVERNMENT AGENCY                                             514,656
OBLIGATIONS

U.S. TREASURY OBLIGATIONS -
11.7%

U.S. Treasury Bonds:

10.75% 8/15/05                        8,700                              10,743

11.75% 2/15/10 (callable)             5,100                              6,410

12% 8/15/13                           24,900                             34,580

14% 11/15/11                          9,575                              13,861

U.S. Treasury Notes:

5.5% 5/31/03                          24,500                             24,186

7.875% 8/15/01                        11,050                             11,509

U.S. Treasury Notes - coupon
STRIPS:

0% 9/30/00                            300                                282

0% 9/30/01                            300                                266

0% 5/31/00                            207                                198

0% 10/31/00                           142                                133

0% 4/30/01                            142                                129

0% 5/31/01                            207                                187

0% 4/30/02                            142                                121

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

                                     PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

U.S. TREASURY OBLIGATIONS -
CONTINUED

U.S. Treasury Notes - coupon
STRIPS: - continued

0% 5/31/02                           $ 207                              $ 176

0% 9/30/02                            200                                166

TOTAL U.S. TREASURY                                                      102,947
OBLIGATIONS

TOTAL U.S. GOVERNMENT AND                                                617,603
GOVERNMENT AGENCY OBLIGATIONS
(Cost $634,987)

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 23.2%



FANNIE MAE - 13.7%

5.5% 1/1/09 to 2/1/09                 8,058                              7,659

6% 10/1/08 to 6/1/14                  18,881                             18,219

6.5% 10/1/28 to 6/1/29                24,855                             23,675

7% 9/1/27 to 8/1/29                   42,842                             41,878

7% 8/1/29 (b)                         5,101                              4,986

8% 10/1/00                            2                                  2

8.25% 12/1/01                         5,330                              5,507

9% 2/1/13                             841                                889

9.5% 11/15/09                         2,467                              2,648

10% 1/1/20                            102                                110

10.25% 10/1/09 to 10/1/18             230                                248

11% 8/1/10 to 1/1/16                  3,870                              4,235

11.25% 11/1/10 to 1/1/16              779                                860

11.5% 9/1/11 to 6/1/19                2,601                              2,900

11.75% 7/1/13                         57                                 63

12.25% 10/1/10 to 6/1/15              935                                1,050

12.5% 9/1/07 to 7/1/16                2,236                              2,529

12.75% 10/1/11 to 6/1/15              955                                1,082

13% 6/1/11 to 7/1/15                  894                                1,014

13.25% 9/1/11 to 9/1/13               515                                590

13.5% 7/1/11 to 12/1/14               30                                 35

14% 6/1/11 to 10/1/14                 94                                 108

14.5% 7/1/14                          19                                 22

15% 4/1/12                            22                                 26

                                                                         120,335

FREDDIE MAC - 4.5%

6.5% 5/1/08                           1,749                              1,721

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES -
CONTINUED

                                     PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

FREDDIE MAC - CONTINUED

7% 6/1/01 to 8/1/01                  $ 707                              $ 709

8.5% 6/1/14 to 9/1/17                 2,394                              2,477

9% 11/1/09 to 8/1/16                  781                                808

9.5% 7/1/16 to 8/1/21                 4,540                              4,835

10% 12/1/00 to 3/1/21                 7,917                              8,516

10.5% 9/1/09 to 5/1/21                5,020                              5,424

10.75% 7/1/13                         115                                124

11% 8/1/00 to 9/1/20                  605                                659

11.25% 2/1/10 to 10/1/14              720                                781

11.5% 10/1/15 to 8/1/19               382                                421

11.75% 1/1/10 to 10/1/15              162                                176

12% 1/1/00 to 11/1/19                 1,553                              1,719

12.25% 2/1/11 to 8/1/15               481                                535

12.5% 10/1/09 to 6/1/19               7,700                              8,629

12.75% 2/1/10 to 1/1/11               149                                166

13% 9/1/10 to 5/1/17                  1,211                              1,377

13.25% 11/1/10 to 12/1/14             125                                141

13.5% 11/1/10 to 10/1/14              186                                211

13.75% 10/1/14                        10                                 10

14% 11/1/12 to 4/1/16                 34                                 39

14.5% 12/1/10 to 9/1/12               72                                 84

14.75% 3/1/10                         21                                 24

16.25% 7/1/11                         7                                  8

                                                                         39,594

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 5.0%

8% 9/15/06 to 11/15/07                776                                796

8.5% 4/15/16 to 7/15/17               90                                 95

9% 4/15/16 to 5/15/17                 231                                245

9.5% 6/15/09 to 11/15/20              8,677                              9,294

10% 11/15/09 to 11/15/20              4,047                              4,398

10.5% 2/15/14 to 2/15/25              6,848                              7,519

10.75% 12/15/09 to 3/15/10            202                                220

11% 4/15/00 to 1/20/21                4,396                              4,868

11.5% 3/15/10 to 1/15/21              11,974                             13,401

12% 11/15/12 to 2/15/16               843                                950

12.25% 1/15/14                        50                                 56

12.5% 12/15/10                        13                                 15

13% 1/15/11 to 12/15/14               768                                881

13.25% 9/15/13 to 10/15/14            69                                 78

13.5% 5/15/10 to 12/15/14             346                                396

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES -
CONTINUED

                                     PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - CONTINUED

14% 6/15/11 to 12/15/14              $ 67                               $ 78

16% 4/15/13                           38                                 46

17% 12/15/11                          3                                  4

                                                                         43,340

TOTAL U.S. GOVERNMENT AGENCY                                             203,269
-  MORTGAGE SECURITIES
(Cost $204,462)

COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.5%



U.S. GOVERNMENT AGENCY - 3.5%

Fannie Mae:

planned amortization class            1,054                              1,114
Series 1988-21 Class G, 9.5%
8/25/18

planned amortization class            7,800                              7,707
Series 1994-72 Class G, 6%
10/25/19

5.95% 11/25/07                        7,000                              6,930

Fannie Mae Whole Loan 6%              6,800                              6,702
2/25/20

Freddie Mac:

6% 12/15/08                           4,792                              4,741

7.5% 1/15/03                          3,729                              3,792

TOTAL COLLATERALIZED MORTGAGE                                            30,986
OBLIGATIONS
(Cost $31,331)


CASH EQUIVALENTS - 3.0%

                             SHARES

Investments in repurchase     26,446,285              26,435
agreements (U.S. Government
obligations), in a joint
trading account at 5.12%,
dated 7/30/99 due 8/2/99
(Cost $26,435)

TOTAL INVESTMENT IN                                 $ 878,293
SECURITIES - 100%
(Cost $897,215)

LEGEND

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $23,913,000 or 2.7% of net assets.

(b) Security purchased on a delayed delivery or when-issued basis.

OTHER INFORMATION

Purchases and sales of long-term U.S. government and government agency obligations aggregated $921,461,000 and $884,738,000, respectively.

INCOME TAX INFORMATION

At July 31, 1999, the aggregate cost of investment securities for income tax purposes was $897,279,000. Net unrealized depreciation aggregated $18,986,000, of which $2,212,000 related to appreciated investment securities and $21,198,000 related to depreciated investment securities.

At July 31, 1999, the fund had a capital loss carryforward of approximately $66,116,000 of which $631,000, $6,681,000, $46,313,000,
$8,517,000 and $3,974,000 will expire on July 31, 2001, 2002, 2003,
2004 and 2005, respectively. Approximately $12,884,000 of which $631,000, $6,681,000, $2,987,000, $1,883,000 and $702,000 will expire on July 31, 2001, 2002, 2003, 2004 and 2005, respectively, was acquired in the mergers and is available to offset future capital gains of the fund to the extent provided by regulations..

A total of 16.29% of the dividends distributed during the fiscal year was derived from interest on U.S Government securities which is generally exempt from state income tax. The fund will notify shareholders in January 2000 of the applicable percentage for use in preparing 1999 income tax returns. (Unaudited)

FIDELITY INTERMEDIATE GOVERNMENT INCOME FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)                     JULY 31, 1999

ASSETS

Investment in securities, at              $ 878,293
value (including repurchase
agreements of $26,435) (cost
$897,215) -  See
accompanying schedule

Receivable for investments                 38,727
sold

Receivable for fund shares                 722
sold

Interest receivable                        12,626

 TOTAL ASSETS                              930,368

LIABILITIES

Payable for investments         $ 46,897
purchased Regular delivery

 Delayed delivery                5,058

Payable for fund shares          2,870
redeemed

Distributions payable            727

Accrued management fee           462

Other payables and accrued       26
expenses

 TOTAL LIABILITIES                         56,040

NET ASSETS                                $ 874,328

Net Assets consist of:

Paid in capital                           $ 966,814

Undistributed net investment               441
income

Accumulated undistributed net              (74,005)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                (18,922)
(depreciation) on investments

NET ASSETS, for 92,399 shares             $ 874,328
outstanding

NET ASSET VALUE, offering                  $9.46
price and redemption price
per share ($874,328 (divided
by) 92,399 shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS         YEAR
                             ENDED JULY 31, 1999

INVESTMENT INCOME                       $ 55,841
Interest (including income on
securities loaned of $6)

EXPENSES

Management fee                 $ 5,090

Non-interested trustees'        3
compensation

 Total expenses before          5,093
reductions

 Expense reductions             (904)    4,189

NET INVESTMENT INCOME                    51,652

REALIZED AND UNREALIZED GAIN             (5,246)
(LOSS)
Net realized gain (loss) on
investment securities

Change in net unrealized                 (24,881)
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                          (30,127)

NET INCREASE (DECREASE) IN              $ 21,525
NET ASSETS RESULTING  FROM
OPERATIONS

OTHER INFORMATION

Expense reductions FMR                  $ 897
Reimbursement

 Custodian credits                       4

 Transfer agent  credits                 3

                                        $ 904

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             YEAR ENDED JULY 31, 1999  YEAR ENDED JULY 31, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 51,652                  $ 48,961
income

 Net realized gain (loss)         (5,246)                   5,968

 Change in net unrealized         (24,881)                  (6,214)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       21,525                    48,715
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (50,841)                  (49,186)
from net investment income

Share transactions Net            284,648                   255,811
proceeds from sales of shares

 Net asset value of shares        71,358                    -
issued in exchange for the
net   assets of Spartan
Short-Intermediate
Government Fund

 Net asset value of shares        122,989                   -
issued in exchange for the
net   assets of Fidelity
Short-Intermediate
Government Fund

 Reinvestment of distributions    41,707                    40,988

 Cost of shares redeemed          (320,889)                 (296,896)

 NET INCREASE (DECREASE) IN       199,813                   (97)
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       170,497                   (568)
IN NET ASSETS

NET ASSETS

 Beginning of period              703,831                   704,399

 End of period (including        $ 874,328                 $ 703,831
undistributed net investment
income of $441 and $1,867,
respectively)

OTHER INFORMATION
Shares

 Sold                             29,025                    26,122

 Issued in exchange for           7,363                     -
shares of   Spartan
Short-Intermediate
Government Fund

 Issued in exchange for           12,662                    -
shares of   Fidelity
Short-Intermediate
Government Fund

 Issued in reinvestment of        4,281                     4,188
distributions

 Redeemed                         (32,874)                  (30,301)

 Net increase (decrease)          20,457                    9


FINANCIAL HIGHLIGHTS

YEARS ENDED JULY 31,             1999     1998     1997     1996     1995

SELECTED PER-SHARE DATA

Net asset value,  beginning      $ 9.780  $ 9.790  $ 9.650  $ 9.760  $ 9.610
of period

Income from Investment            .640 B   .652 B   .675 B   .678     .610
Operations Net investment
income

Net realized and unrealized       (.326)   (.008)   .124     (.150)   .143
gain (loss)

Total from investment             .314     .644     .799     .528     .753
operations

Less Distributions

From net investment income        (.634)   (.654)   (.659)   (.638)   (.603)

Net asset value, end of period   $ 9.460  $ 9.780  $ 9.790  $ 9.650  $ 9.760

TOTAL RETURN A                    3.20%    6.78%    8.56%    5.49%    8.16%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 874    $ 704    $ 704    $ 740    $ 817
(in millions)

Ratio of expenses to average      .53% C   .38% C   .54% C   .63% C   .65%
net assets

Ratio of expenses to average      .53%     .38%     .54%     .62% D   .65%
net assets after expense
reductions

Ratio of net investment           6.58%    6.65%    6.96%    6.89%    7.18%
income to average net assets

Portfolio turnover rate           117% E   188%     105%     105%     210%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
E THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN
THE MERGER.

NOTES TO FINANCIAL STATEMENTS
For the period ended July 31, 1999


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Ginnie Mae Fund, Fidelity Government Income Fund and Fidelity Intermediate Government Income Fund (the funds) are funds of Fidelity Income Fund (the trust). The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include

1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS -
CONTINUED

temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), certain funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the funds, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

DELAYED DELIVERY TRANSACTIONS. Each fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased on a delayed delivery basis are identified as such in each applicable fund's schedule of investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

RESTRICTED SECURITIES. Certain funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, no funds had investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Information regarding purchases and sales of securities (other than short-term

3. PURCHASES AND SALES OF INVESTMENTS - CONTINUED

securities), is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the investment adviser for Fidelity Ginnie Mae Fund and Fidelity Government Income Fund, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fees were equivalent to an annual rate of .43% of average net assets for Fidelity Ginnie Mae Fund and Fidelity Government Income Fund.

As the investment adviser for Fidelity Intermediate Government Income Fund, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid to the non-interested Trustees. FMR receives a fee that is computed daily at an annual rate of .65% of the fund's average net assets.

SUB-ADVISER FEE. FMR, on behalf of each fund, has entered into a sub-advisory agreement (effective January 1, 1999) with Fidelity Investments Money Management, Inc. (FIMM), a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is each funds' transfer, dividend disbursing and shareholder servicing agent for Fidelity Ginnie Mae Fund and Fidelity Government Income Fund. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .19% and .20% of the average net assets for Fidelity Ginnie Mae Fund and Fidelity Government Income Fund, respectively.

ACCOUNTING FEES. FSC maintains each fund's accounting records for Fidelity Ginnie Mae Fund and Fidelity Government Income Fund. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. SECURITY LENDING.

Fidelity Government Income Fund and Fidelity Intermediate Government
Income

5. SECURITY LENDING - CONTINUED

Fund loaned securities to brokers who paid the fund's negotiated lenders' fees. These fees are included in interest income. Each applicable fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. At period end there were no loans outstanding.

6. EXPENSE REDUCTIONS.

For Fidelity Ginnie Mae Fund and Fidelity Intermediate Government Income Fund, FMR voluntarily agreed to reimburse each fund's operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above an annual rate of .63% of average net assets.

During the period, the Fidelity Ginnie Mae fund's expense limitation ranged from .63% to .65% of average net assets.

During the period August 1, 1998 to December 31, 1998 and April 23, 1999 through the end of the period, Fidelity Intermediate Government Income Fund's expense limitation ranged from .38% to .63% of average net assets.

In addition, Fidelity Ginnie Mae Fund, Fidelity Government Income Fund and FMR, on behalf of Fidelity Intermediate Government Income Fund, have entered into arrangements with their custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. For the period, the reductions under these arrangements are shown under the caption "Other Information" on each applicable fund's Statement of Operations.

7. MERGER INFORMATION.

On April 22, 1999, Fidelity Intermediate Government Income Fund acquired all of the assets and assumed all of the liabilities of Spartan Short-Intermediate Government Fund. The acquisition, which was approved by the shareholders of Spartan Short-Intermediate Government Fund on April 14, 1999, was accomplished by an exchange of 7,363,405 shares of the Fidelity Intermediate Government Income Fund (each valued at $9.69) for the 7,680,451 shares then outstanding (each valued at $9.29) of Spartan Short-Intermediate Government Fund. Based on the opinion of fund counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Fidelity Short-Intermediate Government Fund's net assets, including $638,690 of unrealized depreciation, were

7. MERGER INFORMATION -
CONTINUED

combined with Fidelity Intermediate Government Income Fund for total net assets after the acquisition of $803,238,766.

On April 29, 1999, Fidelity Intermediate Government Income Fund acquired all of the assets and assumed all of the liabilities of Fidelity Short-Intermediate Government Fund. The acquisition, which was approved by the shareholders of Fidelity Short-Intermediate Government Fund on April 14, 1999, was accomplished by an exchange of 12,662,423 shares of the Fidelity Intermediate Government Income Fund (each valued at $9.71) for the 13,292,122 shares then outstanding (each valued at $9.25) of Fidelity Short-Intermediate Government Fund. Based on the opinion of fund counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Fidelity Short-Intermediate Government Fund's net assets, including $674,931 of unrealized depreciation, were combined with Fidelity Intermediate Government Income Fund for total net assets after the acquisition of $924,822,820.

On May 27, 1999, Fidelity Ginnie Mae Fund acquired all of the assets and assumed all of the liabilities of Spartan Ginnie Mae Fund. The acquisition, which was approved by the shareholders of Spartan Ginnie Mae Fund on May 19, 1999, was accomplished by an exchange of 56,971,308 shares of the Fidelity Ginnie Mae Fund (each valued at $10.70) for the 60,959,299 shares then outstanding (each valued at $10.00) of Spartan Ginnie Mae Fund. Based on the opinion of fund counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Spartan Ginnie Mae Fund's net assets, including $3,850,708 of unrealized depreciation, were combined with Fidelity Ginnie Mae Fund for total net assets after the acquisition of $1,873,723,094.

8. BENEFICIAL INTEREST.

At the end of the period, one shareholder was record owner of approximately 15% of the total outstanding shares of Fidelity
Government Income Fund.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Income Fund and the Shareholders of
Fidelity Ginnie Mae Fund, Fidelity Government Income Fund and Fidelity Intermediate Government Income Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Ginnie Mae Fund, Fidelity Government Income Fund and Fidelity Intermediate Government Income Fund (each a fund of Fidelity Income
Fund) at July 31, 1999, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
September 8, 1999

OF SPECIAL NOTE


INTRODUCING FIDELITY'S NEW, REORGANIZED PROSPECTUS

Recently, the SEC issued new disclosure requirements for all mutual fund prospectuses. While Fidelity could have complied by simply following the new requirements, we saw a different opportunity. We saw the chance to create a brand new prospectus: one that is better organized, easier to use and more informative than ever.

The new format of the Fidelity mutual fund prospectus puts the information you need to make informed investment decisions right at your fingertips. In the opening pages, you will find the SEC-mandated summary that highlights the fund's investment objectives, strategies and risks. There's also an easy-to-read performance chart and fee table right up front.

Inside, you will find additional features we've introduced to make the fund prospectus a more useful tool. In our new Shareholder Information section, for example, we have provided practical, beneficial information - from how to buy or sell shares, key contact information, investment services, ways to set up your account and more - all in one convenient location.

We invite you to spend a moment and review our new prospectus. It is designed to help make your investment decision easier, no matter which of the Fidelity funds you invest in.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)FIDELITY AUTOMATED
SERVICE TELEPHONE (FASTSM)
1-800-544-5555

PRESS
1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0  To speak to a Fidelity representative.


BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.

ARIZONA

7373 N. Scottsdale Road
Scottsdale, AZ

CALIFORNIA

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

455 Market Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

COLORADO

1625 Broadway
Denver, CO

CONNECTICUT

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

DELAWARE

222 Delaware Avenue
Wilmington, DE

FLORIDA

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

GEORGIA

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

ILLINOIS

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE

3 Canal Plaza
Portland, ME

MARYLAND

7401 Wisconsin Avenue
Bethesda, MD

1 West Pennsylvania Ave.
Towson, MD

MASSACHUSETTS

470 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 North Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

MINNESOTA

7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

200 North Broadway
St. Louis, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72 Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

TENNESSEE

6150 Poplar Road
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

VIRGINIA

8180 Greensboro Drive
McLean, VA

WASHINGTON

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

WASHINGTON, DC

1900 K Street, N.W.
Washington, DC

WISCONSIN

595 North Barker Road
Brookfield, WI

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75039-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75039-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
Fidelity Investments
 Money Management, Inc.
Merrimack, NH

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning Jr., Vice President
Dwight D. Churchill, Vice President
Andrew J. Dudley, Vice President,
 Intermediate Government Income
Thomas J. Silvia, Vice President,
 Ginnie Mae and Government Income
Stanley N. Griffith, Assistant
 Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson

* INDEPENDENT TRUSTEES

GVT-ANN-0999  83806
1.537760.102

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
The Bank of New York
New York, NY

FIDELITY'S TAXABLE BOND FUNDS
Capital & Income
Ginnie Mae
Government Income
High Income
Intermediate Bond
Intermediate Government Income
International Bond
Investment Grade Bond
New Markets Income
Short-Term Bond
Spartan(registered trademark) Government Income
Spartan Investment Grade Bond
Strategic Income
Target TimelineSM 1999, 2001 & 2003

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions 1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
 Telephone (FASTSM)  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com